SUBSEQUENT EVENTS (Details) $ in Thousands	1 Months Ended					12 Months Ended
	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) purchaseCommitment shares	Dec. 31, 2021 USD ($)	Mar. 31, 2023 USD ($) purchaseCommitment	Nov. 30, 2022 USD ($)	Jan. 01, 2021 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debt								$ 651,248	$ 403,868
Proceeds from sale of vessels								80,000	80,000
Gain on sale of vessels								$ 4,596	3,226
Own-share lending arrangement, shares issued (in shares) | shares								19,091,910
Dividends received								$ 1,600	500
Repayments of borrowings								$ 597,834	219,521
TFG Marine
Disclosure of non-adjusting events after reporting period [line items]
Number of purchase commitments | purchaseCommitment								2
Capital commitments								$ 13,400
Forecast
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of vessels		$ 63,600
Forecast | TFG Marine
Disclosure of non-adjusting events after reporting period [line items]
Bunker commitments, expected payments						$ 23,900	$ 13,200
VLCC vessels | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain on sale of vessels		9,700
Suezman vessels | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gain on sale of vessels		2,000
Entering into significant commitments or contingent liabilities | TFG Marine
Disclosure of non-adjusting events after reporting period [line items]
Number of purchase commitments | purchaseCommitment										8
Capital commitments										$ 37,100
Other disposals of assets | VLCC vessels
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of SFL vessels		61,000
Other disposals of assets | Suezman vessels
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sale of SFL vessels		$ 39,500
Terminating Combination Agreement
Disclosure of non-adjusting events after reporting period [line items]
Own-share lending arrangement, shares issued (in shares) | shares		1.45
Terminating Combination Agreement | Euronav
Disclosure of non-adjusting events after reporting period [line items]
Number of shares exchanged | shares		1.0
Repayment of debt | TFG Marine
Disclosure of non-adjusting events after reporting period [line items]
Cash repayments of advances and loans from related parties	$ 1,400
Dividends received | TFG Marine
Disclosure of non-adjusting events after reporting period [line items]
Dividends received	7,300
$65.0 million term loan facility (Credit Agricole)
Disclosure of non-adjusting events after reporting period [line items]
Term of debt			5 years
Interest rate amortization profile			18 years
Notional Amount			$ 65,000						$ 65,000
$65.0 million term loan facility (Credit Agricole) | London Interbank Offered Rate (LIBOR)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		17000.00%	1.70%						1.70%
$65.0 million term loan facility (Credit Agricole) | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debt		$ 65,000
Term of debt		5 years
Interest rate amortization profile		18 years
$65.0 million term loan facility (KFW)
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debt		$ 65,000
Term of debt			5 years
Interest rate amortization profile			20 years
Notional Amount			$ 65,000						$ 65,000
$65.0 million term loan facility (KFW) | London Interbank Offered Rate (LIBOR)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, adjustment to interest rate basis		17000.00%	1.70%						1.70%
$65.0 million term loan facility (KFW) | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debt		$ 65,000
Term of debt		5 years
Interest rate amortization profile		20 years
$275.0 million revolving credit facility
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuance of debt				$ 149,700
Term of debt					18 months
Notional Amount					$ 275,000			$ 275,000			$ 275,000
Undrawn borrowing facilities			$ 65,300						$ 65,300			$ 215,000
$275.0 million revolving credit facility | Repayment of debt
Disclosure of non-adjusting events after reporting period [line items]
Repayments of borrowings	60,000
Undrawn borrowing facilities	$ 125,300